Share capital	12 Months Ended
Dec. 31, 2025
Share capital
Share capital

17Share capital

During the year ended December 31, 2023, the Company had repurchased under the 2022 Repurchase Plan and 2023 Repurchase Plan an aggregate of 127,987 ADSs, representing 1,706,493 Class A common shares.

During the year ended December 31, 2024, the Company had repurchased under the 2023 Repurchase Plan an aggregate of 91,166 ADSs, representing 1,215,547 Class A common shares.

During the year ended December 31, 2025, the Company had repurchased under the 2025 Repurchase Plan an aggregate of 120,825 ADSs, representing 1,611,000 Class A common shares. As of December 31, 2025, the Company has no plan for cancellation of these repurchased shares. These shares were recorded at their purchase price on the consolidated balance sheets.

As at December 31, 2024, there were 63,041,500 and 17,000,189 Class A and Class B common shares outstanding respectively.

As at December 31, 2025, there were 62,971,166 and 17,000,189 Class A and Class B common shares outstanding respectively.

Every three of ADSs represent forty Class A common shares.

Basic and diluted (loss)/earnings per share is calculated as follows:

	For the year ended		For the year ended
	December 31, 2023		December 31, 2024		For the year ended December 31, 2025
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net (loss)/income attributable to common shareholders	(48,851)	(13,247)	(5,545)	(1,501)	334	48	89	13
Denominator:
Weighted average number of shares used in calculating basic and diluted (loss)/earnings per share	62,688,838	17,000,189	62,802,678	17,000,189	63,357,628	63,357,628	17,000,189	17,000,189
Basic and diluted (loss)/earnings per share	(0.78)	(0.78)	(0.09)	(0.09)	0.01	0.00	0.01	0.00

For the years ended December 31, 2023, 2024 and 2025, the two-class method is applicable because the Company has Class A and Class B common shares outstanding, and both classes have contractual rights with regards to dividends and distributions upon liquidation of the Company.

The effect of certain outstanding share options and restricted share units were excluded accordingly from the computation of diluted (loss)/earnings per share for the years ended December 31, 2023, 2024 and 2025 as their effects would be anti-dilutive.